LONG-TERM OBLIGATIONS (Details)	12 Months Ended				7 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended				12 Months Ended					3 Months Ended			58 Months Ended	61 Months Ended												51 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Nov. 25, 2003	Dec. 31, 2009 10-7/8% Senior Notes due June 1, 2016 [Member] USD ($)	Dec. 31, 2011 10-7/8% Senior Notes due June 1, 2016 [Member] USD ($) factor	Dec. 31, 2010 10-7/8% Senior Notes due June 1, 2016 [Member] USD ($) factor	Jun. 03, 2009 10-7/8% Senior Notes due June 1, 2016 [Member] USD ($)	Jun. 03, 2009 4% Convertible Senior Subordinated Notes due June 1, 2015 USD ($)	Dec. 31, 2011 4% Convertible Senior Subordinated Notes due June 1, 2015 USD ($) factor	Dec. 31, 2010 4% Convertible Senior Subordinated Notes due June 1, 2015 USD ($) factor	Jan. 31, 2011 7-3/8% Senior Subordinated Notes due January 15, 2014 [Member] USD ($)	Jan. 31, 2009 7-3/8% Senior Subordinated Notes due January 15, 2014 [Member]	Dec. 31, 2011 7-3/8% Senior Subordinated Notes due January 15, 2014 [Member] USD ($)	Jan. 18, 2011 7-3/8% Senior Subordinated Notes due January 15, 2014 [Member] USD ($)	Dec. 31, 2010 7-3/8% Senior Subordinated Notes due January 15, 2014 [Member] USD ($) factor	Nov. 25, 2003 7-3/8% Senior Subordinated Notes due January 15, 2014 [Member] USD ($)	Dec. 31, 2011 8% Senior Subordinated Notes due November 15, 2017 [Member] USD ($) factor	Dec. 31, 2010 8% Senior Subordinated Notes due November 15, 2017 [Member] USD ($) factor	Nov. 13, 2007 8% Senior Subordinated Notes due November 15, 2017 [Member] USD ($)	Dec. 31, 2010 2006 Credit Agreement [Member] USD ($)	Dec. 31, 2010 Additional Arrangements under Credit Facility [Member] USD ($)	Jun. 30, 2012 2011 Credit Agreement [Member]	Mar. 31, 2012 2011 Credit Agreement [Member]	Dec. 31, 2011 2011 Credit Agreement [Member] USD ($)	Apr. 28, 2017 2011 Credit Agreement [Member]	Apr. 28, 2017 2011 Credit Agreement [Member]	Aug. 05, 2011 2011 Credit Agreement [Member] USD ($)	Dec. 31, 2010 2011 Credit Agreement [Member] USD ($)	Aug. 05, 2011 2011 Credit Agreement [Member] Revolving loan, term loan or combination [Member] USD ($)	Aug. 05, 2011 2011 Credit Agreement - revolving credit facility [Member] USD ($)	Aug. 05, 2011 2011 Credit Agreement - domestic revolving line of credit [Member] USD ($)	Aug. 05, 2011 2011 Credit Agreement - multicurrency revolving line of credit [Member] USD ($)	Dec. 31, 2011 2011 Credit Agreement - term loan USD ($) factor	Aug. 05, 2011 2011 Credit Agreement - term loan USD ($)	Dec. 31, 2011 2011 Credit Agreement - term loan Euro USD ($) factor	Aug. 05, 2011 2011 Credit Agreement - term loan Euro EUR (€)	Dec. 31, 2011 2011 Credit Agreement Additional Arrangements [Member] USD ($)	Nov. 18, 2015 Demag Credit Agreement [Member]	Dec. 31, 2011 Demag Credit Agreement [Member] USD ($)	Aug. 16, 2011 Demag Credit Agreement [Member] EUR (€)	Dec. 31, 2011 Demag Letter of Credit [Member] USD ($)	Aug. 16, 2011 Demag Letter of Credit [Member] EUR (€)	Dec. 31, 2011 Demag Additional Arrangements [Member] USD ($)	Dec. 31, 2011 Bilateral Arrangements [Member] USD ($)	Dec. 31, 2010 Bilateral Arrangements [Member] USD ($)	Sep. 30, 2011 Maximum [Member] 10-7/8% Senior Notes due June 1, 2016 [Member]	Aug. 05, 2011 Maximum [Member] 2011 Credit Agreement [Member] Term Loan [Member] USD ($)	Dec. 31, 2011 Minimum [Member] 10-7/8% Senior Notes due June 1, 2016 [Member]	Dec. 31, 2011 Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2010 Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Long term debt less current portion [Member] Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2010 Long term debt less current portion [Member] Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Senior Notes due June 1, 2016 Ten and Seven Eighths Percent [Member] USD ($)	Dec. 31, 2010 Senior Notes due June 1, 2016 Ten and Seven Eighths Percent [Member] USD ($)	Dec. 31, 2011 4% Convertible Senior Subordinated Notes due June 1, 2015 USD ($)	Dec. 31, 2010 4% Convertible Senior Subordinated Notes due June 1, 2015 USD ($)	Dec. 31, 2011 7-3/8% Senior Subordinated Notes due January 15, 2014 [Member] USD ($)	Dec. 31, 2010 7-3/8% Senior Subordinated Notes due January 15, 2014 [Member] USD ($)	Dec. 31, 2011 8% Senior Subordinated Notes due November 15, 2017 [Member] USD ($)	Dec. 31, 2010 8% Senior Subordinated Notes due November 15, 2017 [Member] USD ($)	Dec. 31, 2011 Term Debt Under 2011 Credit Agreement [Member] USD ($)	Dec. 31, 2010 Term Debt Under 2011 Credit Agreement [Member] USD ($)	Dec. 31, 2011 Demag Crains AG Credit Agreement [Member] USD ($)	Dec. 31, 2010 Demag Crains AG Credit Agreement [Member] USD ($)	Dec. 31, 2011 Notes Payable to Banks [Member] USD ($)	Dec. 31, 2010 Notes Payable to Banks [Member] USD ($)	Dec. 31, 2011 Capital Lease Obligations [Member] USD ($)	Dec. 31, 2010 Capital Lease Obligations [Member] USD ($)	Dec. 31, 2011 Other Debt Obligations [Member] USD ($)	Dec. 31, 2010 Other Debt Obligations [Member] USD ($)
Debt Instrument
Long-term Debt	$ 2,298,200,000																								$ 710,800,000				$ 0																									$ 295,500,000	$ 294,400,000	$ 137,300,000	$ 129,200,000	$ 0	$ 297,200,000	$ 800,000,000	$ 800,000,000	$ 710,800,000	$ 0	$ 173,700,000	$ 0	$ 5,400,000	$ 14,100,000	$ 2,100,000	$ 3,400,000	$ 175,600,000	$ 148,000,000
Long-term Debt and Capital Lease Obligations	2,300,400,000	1,686,300,000
Long-term Debt, Current Maturities	(77,000,000)	(346,800,000)
Long-term debt, less current portion	2,223,400,000	1,339,500,000
Line of Credit Facility, Amount Outstanding																									0				0						460,100,000		200,000,000			173,700,000
Revolving line of credit available borrowing capacity																															500,000,000	250,000,000	250,000,000								200,000,000		150,000,000
Current incremental loan commitments available under the Credit Agreement																														250,000,000																		100,000,000
Debt Instrument Covenant Minimum Interest Coverage Ratio																								2	1.6		2.5
Debt Instrument Covenant Senior Secured Debt Leverage Ratio Maximum																							2.5	3	3.5	2.25
Maximum amount of letters of credit available under the Credit Agreement																												250,000,000													40,000,000
Outstanding letters of credit	289,300,000	188,800,000																			46,600,000	9,200,000			61,800,000													1,000,000		26,300,000		32,600,000		53,000,000	114,600,000	132,900,000
Letters of Credit Maximum Available under Additional Facilities																												100,000,000
Percentage of capital stock of foreign subsidiary pledged as collateral for borrowings (as a percent)																												65.00%
Net Debt To Ebitda Ratio																																							2.75
Ebitda To Net Interest Payable Ratio																																							4
Debt, Weighted Average Interest Rate																																								3.14%
Line of Credit Facility, Remaining Borrowing Capacity																																								57,900,000
Principal of debt issued								300,000,000	172,500,000
Percentage of par value at which debt was issued (as a percent)						97.633%
Proceeds from issuance of long-term debt					293,000,000
Interest rate of debt securities (as a percent)						10.875%				4.00%				7.375%				8.00%
Initial redemption price of debt instrument as a percentage of the principal amount (as a percent)						105.438%												104.00%
Debt Instrument Covenant Consolidated Cash Flow Coverage Ratio Actual																																															2		2
Initial conversion rate of shares per $1000 principal amount of convertible notes (in shares)									61.5385
Principal amount used for debt instrument conversion ratio										1,000
Conversion price of convertible notes (in dollars per share)										$ 16.25
Carrying value of the equity component of convertible debt									54,300,000
Deferred tax liability on equity component of debt									19,400,000
Convertible Subordinated Debt										137,300,000	129,200,000
Interest expense on convertible debt										14,900,000
Subordinated Debt																297,200,000	300,000,000	800,000,000	800,000,000	800,000,000
Debt Effective Interest Rate Percentage				7.50%
Percentage of principal amount received by the holders on surrender of senior notes (as a percent)													103.688%
Principal amount of debt extinguished												297,600,000
Total cash paid on extinguishment of debt												312,300,000
Call premium paid for extinguishment of debt (as a percent)															1.229%
Cash paid to extinguish debt														3,600,000
Accrued interest per $1000 principal amount of debt paid on early extinguishment of debt												36.875
Debt Instrument, Principal Amount Denomination for Accrued and Unpaid Interest															1,000
Loss on early extinguishment of debt	7,700,000	1,400,000	3,300,000
Non Cash charges in connection with extinguishment of debt														4,100,000
Derivative Liability, Fair Value, Gross Liability																																																		46,400,000	44,100,000	33,400,000	38,100,000
Secured Debt						295,500,000	294,400,000																											454,700,000		256,100,000
Debt Instrument Market Quote						1.10500	1.16000			1.11000	2.04063					1.01250		0.96500	1.01000															1.00250		0.99000
Long-term Debt, Fair Value						327,000,000	342,000,000			152,000,000	264,000,000					301,000,000		772,000,000	808,000,000															456,000,000		254,000,000
Interest Paid	$ 134,400,000	$ 136,700,000	$ 116,900,000